RESTATEMENTS (Schedule of Restatements on the Statement of Operations) (Details) (USD $)	3 Months Ended		9 Months Ended			12 Months Ended				69 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013
Revenues	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0			$ 10,188
General and administrative	242,325	268,018	634,696	648,844		549,315	171,543			803,147
Total operating expenses	242,325	268,018	882,392	648,844		915,225	222,462			1,219,976
Loss from operations	(242,325)	(268,018)	(882,392)	(648,844)		915,225	222,462			1,209,788
Net loss	(434,985)	(267,745)	(1,208,663)	(648,095)	(14,319)	(910,518)	(222,462)	(21,466)	(36,316)	(1,205,081)
Total comprehensive loss	(440,258)	(265,110)	(1,219,267)	(647,253)		(908,619)	(222,462)			(1,203,182)
Net loss per common share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00		$ 0.00	$ 0.00
Originally Reported [Member]
General and administrative		278,107	678,570			588,914	176,643
Total operating expenses		(278,107)	(678,570)			954,824	227,562
Loss from operations		(278,107)	(678,570)			(954,824)
Net loss		(277,947)	(677,821)	(677,821)		(950,117)	(227,562)
Total comprehensive loss		(279,740)	(676,979)			(948,218)
Net loss per common share - basic and diluted		$ 0.00	$ 0.00			$ 0.00	$ 0.00
Change [Member]
General and administrative		(9,873)	(29,619)			(39,599)	(5,100)
Total operating expenses		9,873	29,619			(39,599)	(5,100)
Loss from operations		9,873	29,619			39,599
Net loss		9,873	29,619	29,619		39,599	(5,100)
Total comprehensive loss		9,873	29,619			39,599
Restated [Member]
General and administrative		268,234	648,951			549,315	171,543
Total operating expenses		(268,234)	(648,951)			915,225	222,462
Loss from operations		(268,234)	(648,951)			(915,225)
Net loss		(268,074)	(648,202)	(648,202)		(910,518)	(222,462)
Total comprehensive loss		$ (269,867)	$ (647,360)			$ (908,619)
Net loss per common share - basic and diluted		$ 0.00	$ 0.00			$ 0.00	$ 0.00